Financial instruments and risk management - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	May 11, 2018	Apr. 26, 2017
Derivative [Line Items]
Impact that would be mitigated (as a percent)	94.00%
Hypothetical increase in LIBOR rate (as a percent)	1.00%
Convertible bond issued by Archer	$ 261
Expense for allowed claim values higher than previous fair values	$ 89
LIBOR
Derivative [Line Items]
Basis spread on variable rate (as a percent)	2.81%
Interest rate cap | Not designated as a hedge
Derivative [Line Items]
Derivative asset purchased		$ 68
Interest rate cap | LIBOR | Not designated as a hedge
Derivative [Line Items]
Capped rate		2.87%
Archer | Convertible bond
Derivative [Line Items]
Convertible bond issued by Archer			$ 45